Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management [Abstract]
Financial Instruments
The Company’s financial instruments have been classified as follows:

December 31, 2022	Level 1	Level 2	Level 3	Total
Fair value carried through profit and loss
Warrant liability	$–	$212	$–	$212
Deposits	31,347	–	–	31,347

Fair value carried at amortized cost
Loan payable	–	(27,125)	–	(27,125)

December 31, 2021	Level 1	Level 2	Level 3	Total
Fair value through profit and loss
Warrant liability	–	99,021	–	99,021
Deposits	156,093	–	–	156,093

Fair value carried at amortized cost
Loan payable	$–	$(41,477)	$–	$(41,477)